Russell 2000 Index Portfolio
Russell 2000® Index Portfolio PORTFOLIO SUMMARY:
Investment Objective
To track the performance of the Russell 2000 Index.
Fees and Expenses of the Portfolio
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). See the Contract prospectus for a description of those fees, expenses and charges. If Contract expenses were reflected, the fees and expenses in the table and Example would be higher.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Russell 2000 Index Portfolio (USD $)	Class A	Class B	Class E	Class G
Shareholder Fees (fees paid directly from your investment)	none	none	none	none

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses Russell 2000 Index Portfolio		Class A	Class B	Class E	Class G
Management Fee		0.25%	0.25%	0.25%	0.25%
Distribution and/or Service (12b-1) Fees		none	0.25%	0.15%	0.30%
Other Expenses		0.07%	0.07%	0.07%	0.07%
Acquired Fund Fees and Expenses		0.05%	0.05%	0.05%	0.05%
Total Annual Portfolio Operating Expenses		0.37%	0.62%	0.52%	0.67%
Fee Waiver	[1]	(0.01%)	(0.01%)	(0.01%)	(0.01%)
Net Operating Expenses		0.36%	0.61%	0.51%	0.66%
[1]	MetLife Advisers, LLC, has contractually agreed, for the period May 1, 2015, through April 30, 2016, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.25% of the first $500 million of the Portfolio's average daily net assets, 0.245% of the next $500 million, 0.24% of the next $1 billion and 0.235% of amounts over $2 billion. This arrangement may be modified or discontinued prior to April 30, 2016, only with the approval of the Board of Trustees of the Portfolio.

Example
The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that all fee waivers for the Portfolio will expire after one year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Russell 2000 Index Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	37	118	207	468
Class B	63	198	346	775
Class E	52	166	290	653
Class G	68	214	373	836

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 24% of the average value of its portfolio.
Principal Investment Strategies
The Russell 2000 Index is composed of approximately 2,000 small capitalization companies. MetLife Investment Management Company, LLC (“MIM” or “Subadviser”), the subadviser to the Portfolio, invests the Portfolio’s assets in a selected stratified sample of the 2,000 stocks included in the Russell 2000 Index. The stocks purchased for the Portfolio are chosen by MIM to, as a group, reflect the composite performance of the Russell 2000 Index. Although the Portfolio seeks to track the performance of the Russell 2000 Index, its performance usually will not exactly match that of the index because, among other things, the Portfolio incurs operating expenses. The Russell 2000 Index is an unmanaged group of common stocks, and therefore does not incur these expenses. As of December 31, 2014, the highest market capitalization of companies in the Russell 2000 Index was $7.3 billion.

MIM, under normal circumstances, invests at least 80% of the Portfolio’s net assets in stocks included in the Russell 2000 Index. The Portfolio may also invest in real estate investment trusts.

MIM may rebalance the Portfolio due to, among other things, cash flows into and out of the Portfolio or changes in the Russell 2000 Index.
Principal Risks
As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Principal Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return or the price of its shares to decrease or could cause the Portfolio’s yield to fluctuate.

Market Risk.    The Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates or investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Market Capitalization Risk.    Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of smaller companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

Passive Management Risk.    In attempting to track the returns of an index, the Portfolio may be more susceptible to risks because it generally will not use any defensive strategies to mitigate its risk exposure. In addition, the Portfolio’s returns may deviate from the index it seeks to track as a result of, among other things, portfolio operating expenses, transaction costs and delays in investing cash.

Sampling Error Risk.    To the extent the Portfolio holds only a subset of the index securities, the Portfolio is subject to the risk that its investment performance may not track that of the index as closely as it would if the Portfolio held every security in the index in the same proportions as the index.

Real Estate Investment Risk. Investments in real estate investment trusts and other real estate related securities may be adversely impacted by the performance of the real estate market generally or that of a particular sub-sector or geographic region.
Past Performance
The information below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns. Effective April 30, 2007, Metropolitan Life Insurance Company (“Metropolitan Life”) was replaced as subadviser to the Portfolio by its affiliate MIM, which was organized to succeed to certain parts of the investment advisory business of Metropolitan Life. Investment performance prior to that date is attributable to the Portfolio’s former subadviser.
Year-by-Year Total Return for Class A Shares as of December 31 of Each Year

Highest Quarter	2nd – 2009	19.69%
Lowest Quarter	4th – 2008	-25.85%

Average Annual Total Return as of December 31, 2014
Average Annual Total Returns Russell 2000 Index Portfolio	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class A	5.04%	15.56%	7.69%
Class B	4.78%	15.28%	7.42%
Class E	4.91%	15.38%	7.53%
Class G	4.73%	15.22%		19.08%	Apr. 28, 2009
Russell 2000 Index (reflects no deduction for mutual fund fees or expenses)	4.89%	15.55%	7.77%